Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Feb. 28, 2013
(Delaware Diversified Income Fund) | Class A
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.21%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Delaware Diversified Income Fund) | Class B
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.65%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware Diversified Income Fund) | Class C
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.65%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware Diversified Income Fund) | Institutional Class
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.65%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
(Delaware Diversified Income Fund) | Class R
Operating Expenses:
Management fees	0.44%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.21%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Delaware Global Real Estate Opportunities Fund) | Class A
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Delaware Global Real Estate Opportunities Fund) | Class C
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	2.27%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.15%
(Delaware Global Real Estate Opportunities Fund) | Institutional Class
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Delaware Global Real Estate Opportunities Fund) | Class R
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.28%
Total annual fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware International Bond Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.99%
Total annual fund operating expenses	2.94%
Fee waivers and expense reimbursements	(1.84%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Delaware International Bond Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.99%
Total annual fund operating expenses	3.64%
Fee waivers and expense reimbursements	(1.79%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Delaware International Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	1.99%
Total annual fund operating expenses	2.64%
Fee waivers and expense reimbursements	(1.79%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
(Delaware International Bond Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.99%
Total annual fund operating expenses	3.24%
Fee waivers and expense reimbursements	(1.89%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
(Delaware U.S. Growth Fund) | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Total annual fund operating expenses	1.16%
Fee waivers and expense reimbursements	(0.06%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Delaware U.S. Growth Fund) | Class B
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.86%
Fee waivers and expense reimbursements	(0.01%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Delaware U.S. Growth Fund) | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.86%
Fee waivers and expense reimbursements	(0.01%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Delaware U.S. Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.01%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
(Delaware U.S. Growth Fund) | Class R
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.23%
Total annual fund operating expenses	1.46%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2013 through February 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from February 28, 2013 through February 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from February 28, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2013 through February 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2013 through February 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2013 through February 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2013 through February 28, 2014 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.